Note 13 - Pension Plans and Other Postretirement Benefits - Reconciliation of Pension Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Settlement benefits paid	$ 0	$ 0
Pension Plan [Member]
Benefit obligation, beginning of year	689,600	732,600
Service cost – benefits earned during the period	20,000	21,700	$ 22,500
Interest cost on projected benefit obligation	21,500	20,700	22,600
Actuarial (gain) loss	(173,900)	6,600
Plan amendments	0	(17,900)
Settlement loss	33,400	12,300
Settlement benefits paid	(109,300)	(67,600)
Regular benefits paid	(16,900)	(18,800)
Benefit obligation, end of year	464,400	689,600	732,600
Accumulated benefit obligation, end of year	457,100	673,300
Pension Plan [Member] | Spire Missouri [Member]
Benefit obligation, beginning of year	479,000	505,200
Service cost – benefits earned during the period	14,400	15,400	15,700
Interest cost on projected benefit obligation	14,700	14,200	15,800
Actuarial (gain) loss	(116,200)	11,000
Plan amendments	0	(17,900)
Settlement loss	27,900	8,200
Settlement benefits paid	(87,000)	(44,600)
Regular benefits paid	(12,200)	(12,500)
Benefit obligation, end of year	320,600	479,000	505,200
Accumulated benefit obligation, end of year	315,000	465,400
Pension Plan [Member] | Spire Alabama Inc [Member]
Benefit obligation, beginning of year	149,400	163,500
Service cost – benefits earned during the period	4,800	5,500	6,100
Interest cost on projected benefit obligation	4,700	4,600	4,900
Actuarial (gain) loss	(42,400)	(1,800)
Plan amendments	0	0
Settlement loss	5,600	4,100
Settlement benefits paid	(22,300)	(22,900)
Regular benefits paid	(2,000)	(3,600)
Benefit obligation, end of year	97,800	149,400	163,500
Accumulated benefit obligation, end of year	96,200	146,900
Other Postretirement Benefits Plan [Member]
Benefit obligation, beginning of year	204,200	212,300
Service cost – benefits earned during the period	7,500	7,300	5,900
Interest cost on projected benefit obligation	6,000	6,000	6,300
Actuarial (gain) loss	(52,600)	(7,500)
Plan amendments	(6,200)	0
Regular benefits paid	(11,000)	(13,900)
Benefit obligation, end of year	148,100	204,200	212,300
Retiree drug subsidy program	200	0
Other Postretirement Benefits Plan [Member] | Spire Missouri [Member]
Benefit obligation, beginning of year	151,700	158,400
Service cost – benefits earned during the period	6,300	6,200	5,300
Interest cost on projected benefit obligation	4,500	4,500	4,700
Actuarial (gain) loss	(37,700)	(6,700)
Plan amendments	(1,000)	0
Regular benefits paid	(9,200)	(10,700)
Benefit obligation, end of year	114,800	151,700	158,400
Retiree drug subsidy program	200	0
Other Postretirement Benefits Plan [Member] | Spire Alabama Inc [Member]
Benefit obligation, beginning of year	48,000	48,300
Service cost – benefits earned during the period	1,100	900	400
Interest cost on projected benefit obligation	1,400	1,300	1,400
Actuarial (gain) loss	(13,600)	700
Plan amendments	(5,200)	0
Regular benefits paid	(1,800)	(3,200)
Benefit obligation, end of year	29,900	48,000	$ 48,300
Retiree drug subsidy program	$ 0	$ 0